(Loss) Earnings Per Common Share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
(Loss) Earnings Per Common Share [Abstract]
Net (loss) income	$ (244)	$ (279)	$ (61)	$ (137)	$ (206)	$ 815
Less net income attributable to participating securities	2	4	1	2	0	(3)
(Loss) income available to common stockholders	$ (242)	$ (275)	$ (60)	$ (135)	$ (206)	$ 812
Weighted average common shares outstanding for basic earnings per common share (in shares)	27,224,344	26,907,546	27,114,022	26,782,325	26,833,693	26,755,405
Add: dilutive effects of unvested restricted stock awards (in shares)	0	0	0	0	0	7,044
Weighted average common shares outstanding for diluted earnings (loss) per common share (in shares)	27,224,344	26,907,546	27,114,022	26,782,325	26,833,693	26,762,449
(Loss) earnings per common share-basic (in dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ 0.03
(Loss) earnings per common share - diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ 0.03
Stock Options [Member]
(Loss) Earnings Per Common Share [Abstract]
Anti-dilutive stock not considered in computing diluted earnings per common share (in shares)					275,000	267,000